Summary of Weighted Average Fair Value of Stock Options Granted (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock options granted	983	139	1,137
Stock options granted, weighted average fair value at date of grant	$ 5.83	$ 6.09	$ 2.88